Subsidiaries (Narrative) (Details) - ILS (₪) ₪ in Millions	1 Months Ended	12 Months Ended
	Aug. 26, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Statutory tax rate		23.00%	23.00%	23.00%
Consolidated Profit [member]
Disclosure of subsidiaries [line items]
Consolidated Profit (loss)		₪ 3,900
Consolidated loss [member]
Disclosure of subsidiaries [line items]
Consolidated Profit (loss)		157
Golan Telecom Ltd [Member]
Disclosure of subsidiaries [line items]
Percentage of interest hold after acquisition	100.00%
Consideration net	₪ 545
Return Amount	75
Neutralizing intercompany revenues	100
Increase in profit in amount in cost surpluses	20
Shareholder's loan in amount	250
Customers and other payables	40	₪ 233
Customers and other payables gross	46
Credit losses	6
Brand amount	₪ 35
Amortized useful life	The customer relations and brand are amortized over a useful life of approximately 6 years and 10 years, respectively.
Additional costs acquisition	₪ 6
Reducing balance of guarantee	₪ 17